Goodwill and Other Intangible Assets (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	$ 2,807,730	$ 2,791,391
Acquisitions		6,094
Foreign currency translation adjustments	5,016	10,245
Goodwill, Ending Balance	2,812,746	2,807,730
U.S. Retail Coffee Market [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	1,635,413	1,629,873
Acquisitions		5,540
Foreign currency translation adjustments	(47)	0
Goodwill, Ending Balance	1,635,366	1,635,413
U.S. Retail Consumer Market [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	572,273	569,683
Acquisitions		289
Foreign currency translation adjustments	1,138	2,301
Goodwill, Ending Balance	573,411	572,273
U.S. Retail Oils and Baking Market [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	462,122	460,840
Acquisitions		0
Foreign currency translation adjustments	634	1,282
Goodwill, Ending Balance	462,756	462,122
Special Markets [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	137,922	130,995
Acquisitions		265
Foreign currency translation adjustments	3,291	6,662
Goodwill, Ending Balance	$ 141,213	$ 137,922